Subsidiaries with non-controlling interest (Additional Information) (Details) € in Thousands	Jul. 31, 2023 EUR (€)
Ompi of Japan Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Consideration paid for purchasing the non controlling interests	€ 250